INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Temporary difference	$ 2,384	$ 369
Capital losses, which can be carried forward indefinitely [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	10,456	10,456
Non-capital loss carry-forwards for income tax purposes [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	125	$ 813
Non capital losses, which can be carried forward indefinitely [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 79